Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting Information [Line Items]
Schedule Of Analysis Of Results Of Operations By Segment

	BioNeurology			EDT			Total
	2011	2010	2009	2011	2010	2009	2011	2010	2009
Segment Revenue	$1,068.1	$895.6	$837.1	$178.1	$275.4	$277.7	$1,246.2	$1,171.0	$1,114.8
Less intersegment sales	—	—	—	(0.2)	(1.3)	(1.8)	(0.2)	(1.3)	(1.8)

Total revenue from external customers	1,068.1	895.6	837.1	177.9	274.1	275.9	1,246.0	1,169.7	1,113.0
Cost of sales	572.7	464.9	444.4	67.0	118.4	116.3	639.7	583.3	560.7

Gross margin	495.4	430.7	392.7	110.9	155.7	159.6	606.3	586.4	552.3
Operating expenses:
Selling, general and administrative expenses	204.9	215.8	232.3	23.8	38.9	35.9	228.7	254.7	268.2
Research and development expenses	198.2	205.0	246.1	34.3	53.7	47.5	232.5	258.7	293.6
Net gain on divestment of business	(652.9)	(1.0)	(108.7)	—	—	—	(652.9)	(1.0)	(108.7)
Other net (gains)/charges	25.9	54.0	61.6	(68.1)	2.3	5.7	(42.2)	56.3	67.3
Settlement reserve charge	—	206.3	—	—	—	—	—	206.3	—

Total operating (gains)/expenses	(223.9)	680.1	431.3	(10.0)	94.9	89.1	(233.9)	775.0	520.4

Segment operating income/(loss)	$719.3	$(249.4)	$(38.6)	$120.9	$60.8	$70.5	$840.2	$(188.6)	$31.9

Segment Adjusted EBITDA	$146.7	$62.7	$(20.9)	$66.3	$103.8	$117.2	$213.0	$166.5	$96.3

Equity method investments	$675.8	$209.0	$235.0	$—	$—	$—	$675.8	$209.0	$235.0
Depreciation and amortization	$28.0	$30.3	$41.2	$7.8	$33.0	$33.8	$35.8	$63.3	$75.0
Capital expenditures	$23.8	$28.8	$34.8	$7.6	$15.4	$8.9	$31.4	$44.2	$43.7
Share-based compensation expense	$29.1	$23.6	$24.3	$6.2	$7.9	$7.2	$35.3	$31.5	$31.5
Intangible asset impairment charges	$0.3	$0.9	$30.6	$—	$—	$—	$0.3	$0.9	$30.6
Property, plant and equipment impairment charges	$10.0	$11.0	$56.2	$—	$—	$—	$10.0	$11.0	$56.2

Schedule Of Reconciliation Of Segment Operating Income/(Loss) To Segment Adjusted EBITDA

	BioNeurology			EDT			Total
	2011	2010	2009	2011	2010	2009	2011	2010	2009
Segment operating income/(loss)	$719.3	$(249.4)	$(38.6)	$120.9	$60.8	$70.5	$840.2	$(188.6)	$31.9
Depreciation and amortization	28.0	30.3	41.2	7.8	33.0	33.8	35.8	63.3	75.0
Amortized fees, net	(0.5)	(0.1)	(0.2)	—	(0.2)	—	(0.5)	(0.3)	(0.2)
Share-based compensation expense (1)	26.9	22.6	23.8	5.7	7.9	7.2	32.6	30.5	31.0
Net gain on divestment of business	(652.9)	(1.0)	(108.7)	—	—	—	(652.9)	(1.0)	(108.7)
Other net charges	25.9	54.0	61.6	(68.1)	2.3	5.7	(42.2)	56.3	67.3
Settlement reserve charge	—	206.3	—	—	—	—	—	206.3	—

Segment Adjusted EBITDA	$146.7	$62.7	$(20.9)	$66.3	$103.8	$117.2	$213.0	$166.5	$96.3

(1)

Share-based compensation expense excludes share-based compensation included in other charges of $1.1 million (2010: $1.0 million; 2009: $1.7 million) and share-based compensation expense of $1.6 million (2010: Nil; 2009: $1.2 million credit) included in the net gain on divestment of business.

Schedule Of Reconciliation Of Operating Income/(Loss) To Net Loss

	2011	2010	2009
Operating income/(loss)	$840.2	$(188.6)	$31.9
Net interest and investment losses	232.1	134.0	161.7
Provision for income taxes	47.6	2.1	46.4

Net income/(loss)	$560.5	$(324.7)	$(176.2)

Schedule Of Revenue By Region (By Destination Of Customers)

	2011	2010	2009
United States	$867.8	$822.8	$791.0
Ireland	37.7	56.0	65.8
Rest of world	340.5	290.9	256.2

Total revenue	$1,246.0	$1,169.7	$1,113.0

Schedule Of Revenue Analysis By Segment

	2011	2010
BioNeurology	$1,753.8	$1,595.2
EDT	—	422.3

Total assets	$1,753.8	$2,017.5

Schedule Of Total Assets

	2011	2010
Ireland	$920.0	$852.6
United States	753.8	1,081.7
Bermuda	41.9	56.9
Rest of world	38.1	26.3

Total assets	$1,753.8	$2,017.5

Schedule Of Segment Information On Property, Plant And Equipment By Region

	2011	2010
United States	$78.4	$116.5
Ireland	4.8	171.0

Total property, plant and equipment	$83.2	$287.5

Schedule Of Goodwill And Other Intangible Assets By Region

	2011	2010
United States	$192.1	$242.9
Ireland	109.1	124.9
Rest of world	8.7	8.7

Total goodwill and other intangible assets	$309.9	$376.5

Schedule Of Segment Information By Major Customer

	2011	2010	2009
AmerisourceBergen Corporation	60%	52%	49%
Biogen Idec	25%	22%	19%

Goodwill [Member]
Segment Reporting Information [Line Items]
Schedule Of Reconciliation Of Goodwill From Segments To Consolidated

	2011	2010
BioNeurology	$207.4	$207.4
EDT	—	49.7

Total goodwill	$207.4	$257.1